Average Annual Total Returns - Parametric Dividend Income Fund	S&P 500® Index One Year	S&P 500® Index Five Years	S&P 500® Index Life of Fund	Russell 1000® Value Index One Year	Russell 1000® Value Index Five Years	Russell 1000® Value Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date
Total	26.29%	15.68%	12.25%	11.46%	10.90%	8.42%	(0.70%)	9.01%	8.21%	Mar. 26, 2014	(1.42%)	8.36%	7.31%	0.07%	7.09%	6.43%	5.07%	10.46%	9.07%	Mar. 26, 2014